Note 21 -SEGMENT FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Note 21 -Segment Financial Information Tables
Measurement of Segment Profit or Loss and Segment Assets

Description of Products by Segments

In accordance with ASC 280, “Segment Reporting”, the chief operating decision maker has been identified as the chief operating officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. According to the management approach, the Company currently operates in three operating segments: (1) manufacturing of wire and cable products (“Manufactured products”), (2) distribution of copper and cable products manufactured by PEWC and third party suppliers (“Distributed products”) and (3) SDI.

         Measurement of Segment Profit or Loss and Segment Assets

         The Company evaluates performance and allocates resources based on gross profit. The accounting policies of the reportable segments, including transactions entered between reportable segments, are the same as those described in the summary of significant accounting policies.

	Year ended December 31,
	2010	2011	2012

Revenues

Revenues from external customers:
Manufactured products	$ 396,059	$ 429,474	$ 401,023
Distributed products	26,935	25,500	54,797
Supply, delivery and installation of wires and cables	23,600	16,972	6,445
Total revenues from external customers	$ 446,594	$ 471,946	$ 462,265

Intersegment revenues:
Manufactured products	$ 3,143	$ 3,283	$ –
Distributed products	9,898	13,960	12,449
Total intersegment revenues	$ 13,041	$ 17,243	$ 12,449

Total segment revenues	$ 459,635	$ 489,189	$ 474,714

Reconciling item
Elimination of intersegment revenues	(13,041)	(17,243)	(12,449)
Total revenues	$ 446,594	$ 471,946	$ 462,265

	Year ended December 31,
	2010	2011	2012
Segment profit
Manufactured products	$ 53,429	$ 42,876	$ 44,665
Distributed products	1,378	2,955	3,361
SDI	242	57	(1,015)
Inventory impairment	1,974	(1,993)	4,804
Total segment profit	$ 57,023	$ 43,895	$ 51,815

Reconciling items
Corporate and other expenses	(28,371)	(42,079)	(32,984)
Exchange gain (loss)	3,041	(1,346)	2,398
Interest income	492	1,409	1,555
Recovery of loss from flooding	-	-	4,762
Gain on liquidation of a subsidiary	-	-	279
Interest expense	(1,364)	(2,217)	(2,195)
Share of net loss of equity investees	(21)	(58)	(21)
Other income	1,032	1,032	1,684
Income from continuing operations before income taxes	$ 31,832	$ 636	$ 27,293

	As of December 31,
	2011	2012
Segment assets
Manufactured products	$ 326,960	$ 362,092
Distributed products	4,369	16,711
SDI	357	257
Total segment assets	$ 331,686	$ 379,060

Reconciling items
Corporate and other assets	1,168	5,910
Investment in equity investee companies	4,435	4,414
Total assets	$ 337,289	$ 389,384

	Year ended December 31,
	2010	2011	2012
Expenditures for additions to long-lived assets
Manufactured products	$ 3,650	$ 8,775	$ 10,922
Distributed products	–	–	–
SDI	–	–	–
Corporate	3	113	15
Total expenditure for additions to long-lived assets	$ 3,653	$ 8,888	$ 10,937

	Year ended December 31,
	2010	2011	2012

Depreciation expenses
Manufactured products	$ (6,474)	$ (6,014)	$ (4,918)
Distributed products	–	–	–
SDI	–	–	–
Corporate	(14)	(52)	(57)
Depreciation expenses of continuing operations	$ (6,488)	$ (6,066)	$ (4,975)
Depreciation expenses of discontinued operations	(369)	(396)	–
Total depreciation expenses	(6,857)	(6,462)	(4,975)

Impairment loss of long-lived assets and goodwill
Manufactured products	$ –	$ (8,816)	$ (22)
Distributed products	–	–	–
SDI	–	–	–
Corporate	–	–	–
Total impairment loss	$ –	$ (8,816)	$ (22)

Interest income
Manufactured products	$ 454	$ 1,305	$ 1,421
Distributed products	27	81	65
SDI	11	3	1
Corporate	–	20	68
Total interest income of continuing operations	$ 492	$ 1,409	$ 1,555

Interest expense
Manufactured products	$ (1,203)	$ (2,050)	$ (2,017)
Distributed products	(73)	(88)	(120)
SDI	(39)	(39)	(11)
Corporate	(49)	(40)	(47)
Total interest expense of continuing operations and discontinuing operations	$ (1,364)	$ (2,217)	$ (2,195)

         There is no sales of 10% or more of the total revenue to a single customer for the year ended 2010, 2011 and 2012.

Geographic Area Data

         Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from external customers
Continuing operations
Thailand	$ 165,191	$ 176,011	$ 167,762
Singapore	70,154	86,474	93,285
Australia	46,288	61,457	64,402
PRC	146,529	138,970	120,763
Vietnam	9,752	5,106	6,366
Southeast Asia	8,680	3,928	7,376
Northeast Asia	–	–	2,311

	$ 446,594	$ 471,946	$ 462,265
Revenue from discontinued operations	$ 22,736	$ 30,210	$ –

Countries in the Southeast Asia region include:

-        - Cambodia, Indonesia, India, Laos, Malaysia and Myanmar

Countries in the Northeast Asia region include:

-            - Japan and South Korea

Long-lived assets by the country of domicile are summarized as follow:

	As of December 31,
	2010	2011	2012
Long-lived assets by area:
Thailand	$ 27,928	$ 19,894	$ 23,360
Singapore	8,987	10,339	10,474
Australia	3,520	6,119	6,035
PRC	12,261	6,500	10,487
Others	8	62	40
Total long-lived assets	$ 52,702	$ 42,914	$ 50,396

Revenue from external customers

Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	Year ended December 31,
	2010	2011	2012

Revenues from external customers
Continuing operations
Thailand	$165,191	$176,011	$167,762
Singapore	70,154	86,474	93,285
Australia	46,288	61,457	64,402
The People’s Republic of China	146,529	138,970	120,763
Vietnam	9,752	5,106	6,366
Southeast Asia	8,680	3,928	7,376
Northeast Asia	–	–	2,311

	$446,594	$471,946	$462,265

Revenue from discontinued operations	$22,736	$30,210	$–

Long-lived assets by the country of domicile are summarized as follow:
Long-lived assets by area:
Thailand	$27,926	$19,894	$23,360
Singapore	8,987	10,339	10,474
Australia	3,520	6,119	6,035
The People’s Republic of China	12,261	6,500	10,487
Others	8	62	40

Total long-lived assets	$52,702	$42,914	$50,396